Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities at fair value	€ 3,720.6	€ 2,848.7	€ 3,045.2
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	2,226.3	109.8	352.8
Liabilities measured at fair value	150.1	227.2	182.1
Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,344.2	2,511.7	2,510.3
Level 2 | Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities at fair value	3,720.6	2,848.7	3,045.2
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	2,226.3	109.8	352.8
Liabilities measured at fair value	150.1	227.2	182.1
Level 2 | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,344.2	2,511.7	2,510.3
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	79.6	2.7	3.3
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	79.6	2.7	3.3
Jet fuel and carbon derivative contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	70.5	224.5	178.8
Jet fuel and carbon derivative contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	70.5	224.5	178.8
Debt | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,344.2	2,511.7	2,510.3
Debt | Level 2 | Not measured at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	1,344.2	2,511.7	2,510.3
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,823.9	5,440.5	4,851.5
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	128.2	90.2	147.2
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	128.2	90.2	147.2
Cross-currency swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			205.6
Cross-currency swaps | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			€ 205.6
Jet fuel and carbon derivative contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	2,098.1	19.6
Jet fuel and carbon derivative contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 2,098.1	€ 19.6